Document And Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	497
Document Period End Date	Dec 31, 2012
Registrant Name	AMERICAN BEACON FUNDS
Central Index Key	0000809593
Amendment Flag	false
Document Creation Date	May 31, 2013
Document Effective Date	Jun 3, 2013
Prospectus Date	Mar 28, 2013

American Beacon Bridgeway Large Cap Value Fund | American Beacon Bridgeway Large Cap Value Fund
American Beacon Bridgeway Large Cap Value FundSM
Investment Objective
The Fund seeks to provide long-term total return on capital, primarily through capital appreciation and some income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in the A Class shares of the American Beacon Funds. More information about these and other discounts is available from your financial professional and in “Choosing Your Share Class” on page 31 of the Prospectus and “Additional Purchase and Sale Information for A Class Shares” on page 35 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Beacon Bridgeway Large Cap Value Fund	A Class	C Class	Y Class	Institutional Class	Investor Class
Maximum sales charge imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	none	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Beacon Bridgeway Large Cap Value Fund		A Class	C Class	Y Class	Institutional Class	Investor Class
Management fees		0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none	none	none
Other expenses		1.46%	5.31%	3.25%	1.23%	1.76%
Total annual fund operating expenses		2.21%	6.81%	3.75%	1.73%	2.26%
Expense reduction and reimbursement		0.87%	4.72%	2.81%	0.89%	1.04%
Total annual fund operating expenses after expense reduction and reimbursement	[1]	1.34%	2.09%	0.94%	0.84%	1.22%
[1]	The Manager has contractually agreed to reduce and/or reimburse the A Class, C Class, Y Class, Institutional Class and Investor Class of the Fund for Other Expenses through April 30, 2014, to the extent that Total Annual Fund Operating Expenses for the Fund exceed 1.34%, 2.09%, 0.94%, 0.84% and 1.22% for the A Class, C Class, Y Class, Institutional Class and Investor Class, respectively (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can be changed by approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example American Beacon Bridgeway Large Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Class	704	1,148	1,617	2,908
C Class	312	1,588	2,915	6,028
Y Class	96	887	1,698	3,814
Institutional Class	86	458	855	1,966
Investor Class	124	606	1,115	2,514

Assuming no redemption of shares:
Expense Example No Redemption American Beacon Bridgeway Large Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
C Class	212	1,588	2,915	6,028

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a diversified portfolio of large stocks that are listed on the New York Stock Exchange, the American Stock Exchange, and NASDAQ. Under normal market conditions, at least 80% of Fund net assets (plus borrowings for investment purposes) are invested in stocks from among those in the large-cap category at the time of purchase. For purposes of the Fund’s investment portfolio, “large-cap stocks” are those whose market capitalization (stock market worth) falls within the range of the Russell 1000® Index at the time of investment. The Russell 1000® Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of December 31, 2012, the market capitalizations of the companies in the Russell 1000® Index ranged from $0.3 billion to $498.4 billion.

The Fund’s sub-advisor, Bridgeway Capital Management, Inc. (“Bridgeway Capital”), selects stocks within the large-cap value category for the Fund using a proprietary statistically driven approach. Value stocks are those Bridgeway Capital believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales, or price to cash flow. Generally, these are stocks represented in the Russell 1000® Value Index, plus large stocks with similar “value” characteristics. The Russell 1000® Value Index includes those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. The decision to sell a stock is usually made based on the relative attractiveness of new statistical model recommendations, deteriorating financial strength of a company, portfolio risk considerations, and corporate actions or other external factors that may drive a stock’s future price movements.

The Fund’s investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, real estate investment trusts (“REITs”), American Depositary Receipts (“ADRs”) and U.S. dollar-denominated foreign stocks trading on U.S. exchanges (collectively referred to as “stocks”).

The Fund may also invest cash balances in other investment companies including money market funds, and may purchase and sell futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs.

While the Fund is actively managed for long-term total return, Bridgeway Capital seeks to minimize capital gains distributions as part of a tax management strategy. The successful application of this method is intended to result in a more tax-efficient fund than would otherwise be the case.

The income objective of the Fund, which is a secondary objective, is achieved almost exclusively from dividend-paying stocks held by the Fund. However, not all stocks held by the Fund pay dividends.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of current income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Capital Gains Risk

If the Fund experiences extensive redemptions, the sub-advisor might need to sell some stocks, which could create capital gains.

Equity Investments Risk

Equity securities generally are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, ADRs and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risks.

Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in ADRs and U.S. dollar denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values.

Foreign Exposure Risk

The Fund may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, and (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.

Futures Contracts Risk

Futures contracts are a type of derivative investment. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Gains or losses in a derivative may be magnified and may be much greater than the derivatives original cost.

There may be an imperfect correlation between the changes in market value of the securities or other underlying assets held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contract. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Investment Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Large-Capitalization Companies Risk

The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Market Events Risk

Turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide which could adversely affect the Fund.

Market Risk

Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares. The Fund’s equity investments are subject to stock market risk, which involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. If the Fund is forced to sell such holdings to meet redemption requests or other cash needs, the Fund may have to sell them at a loss.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, you will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds.

Securities Selection Risk

Securities selected by the sub-advisor or the Manager for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Value Companies Risk

Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. A value approach could also result in fewer securities that increase rapidly during times of market gains. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s value style could cause the Fund to underperform funds that use a growth or non-value approach to investing or have a broader investment style.

Fund Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to the Russell 1000® Value Index, which is the Fund’s primary benchmark and is a broad measure of market performance. The Lipper Large-Cap Value Funds Index shows how the Fund’s performance compares to a composite of mutual funds with similar investment objectives.

The performance of the Fund’s Investor Class shares shown in the chart and table below represent the returns achieved by the Class N shares of the Fund’s predecessor from October 31, 2003 to February 3, 2012, and the performance of the Investor Class shares from February 3, 2012 through December 31, 2012. The table below also shows the performance of the Fund’s A Class, C Class, Y Class and Institutional Class shares. The Institutional Class shares of the Fund have adopted the performance history and financial statements of the Class N shares of the Fund's predecessor. Performance for the A Class, C Class, Y Class and Institutional Class shares represents the returns achieved by the Class N shares of the Fund’s predecessor from October 31, 2003 to February 3, 2012, and the performance of each of the Fund’s respective share classes from February 3, 2012 through December 31, 2012. In each case, the newer share classes would have had similar annual returns to the Class N shares because the shares of each class represent investments in the same portfolio securities. However, because the Class N shares had lower expenses than the Fund’s A Class, C Class and Y Class shares now have, its performance was better than the A Class, C Class and Y Class shares would have realized had the A Class, C Class and Y Class shares been in existence since October 31, 2003. Since the Class N shares had higher expenses than the Fund’s Institutional Class shares now have, its returns were lower than the Institutional Class shares would have realized in the same period. The performance of the Fund and its predecessor shown in the bar chart below do not reflect sales charges. If sales charges were reflected, returns would be lower. You may obtain updated performance information on the Funds’ website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar year total returns for Investor Class shares Year-By-Year Percentage Returns as of 12/31 of Each Year

[1]	The bar chart previously reflected the performance of the Fund's Institutional Class shares. The bar chart currently shows the performance of the Fund's Investor Class shares for consistency with disclosures included in the Fund's annual report to shareholders for the period ended December 31, 2012.

Highest Quarterly Return: (1/1/04 through 12/31/12)	17.07% (3rd Quarter 2009)
Lowest Quarterly Return: (1/1/04 through 12/31/12)	-21.57% (4th Quarter 2008)

Average Annual Total Returns For the periods ended December 31, 2012
Average Annual Returns American Beacon Bridgeway Large Cap Value Fund		Label	1 Year	5 Years	Since Inception	Inception Date
Investor Class	[1][2]		17.68%	1.70%	7.01%	Feb 3, 2012
Investor Class After Taxes on Distributions	[1][2]		17.38%	1.42%	6.72%	Feb 3, 2012
Investor Class After Taxes on Distributions and Sales	[1][2]		11.90%	1.39%	6.11%	Feb 3, 2012
A Class	[1][2]		10.80%	0.48%	6.30%	Feb 3, 2012
C Class	[1][2]		15.96%	1.58%	6.93%	Feb 3, 2012
Y Class	[1][2]		17.98%	1.75%	7.04%	Feb 3, 2012
Institutional Class	[1][2]		18.06%	1.77%	7.04%	Oct 31, 2012
Russell 1000® Value Index	[1][2]	(reflects no deduction for fees, expenses or taxes)	17.51%	0.59%	5.87%	Oct 31, 2003
Lipper Large-Cap Value Funds Index	[1][2]	(reflects no deduction for fees, expenses or taxes)	15.87%	0.17%	4.99%	Oct 31, 2003
[1]	After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account or a 401(k), the after-tax returns do not apply to your situation.
[2]	The table previously reflected the after-tax return of the Fund's Institutional Class shares. The table currently shows the after-tax return of the Fund's Investor Class shares for consistency with disclosures included in the Fund's annual report to shareholders for the period ended December 31, 2012.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Beacon Bridgeway Large Cap Value FundSM
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term total return on capital, primarily through capital appreciation and some income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in the A Class shares of the American Beacon Funds. More information about these and other discounts is available from your financial professional and in “Choosing Your Share Class” on page 31 of the Prospectus and “Additional Purchase and Sale Information for A Class Shares” on page 35 of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in the A Class shares of the American Beacon Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption of shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a diversified portfolio of large stocks that are listed on the New York Stock Exchange, the American Stock Exchange, and NASDAQ. Under normal market conditions, at least 80% of Fund net assets (plus borrowings for investment purposes) are invested in stocks from among those in the large-cap category at the time of purchase. For purposes of the Fund’s investment portfolio, “large-cap stocks” are those whose market capitalization (stock market worth) falls within the range of the Russell 1000® Index at the time of investment. The Russell 1000® Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of December 31, 2012, the market capitalizations of the companies in the Russell 1000® Index ranged from $0.3 billion to $498.4 billion.

The Fund’s sub-advisor, Bridgeway Capital Management, Inc. (“Bridgeway Capital”), selects stocks within the large-cap value category for the Fund using a proprietary statistically driven approach. Value stocks are those Bridgeway Capital believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales, or price to cash flow. Generally, these are stocks represented in the Russell 1000® Value Index, plus large stocks with similar “value” characteristics. The Russell 1000® Value Index includes those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. The decision to sell a stock is usually made based on the relative attractiveness of new statistical model recommendations, deteriorating financial strength of a company, portfolio risk considerations, and corporate actions or other external factors that may drive a stock’s future price movements.

The Fund’s investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, real estate investment trusts (“REITs”), American Depositary Receipts (“ADRs”) and U.S. dollar-denominated foreign stocks trading on U.S. exchanges (collectively referred to as “stocks”).

The Fund may also invest cash balances in other investment companies including money market funds, and may purchase and sell futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs.

While the Fund is actively managed for long-term total return, Bridgeway Capital seeks to minimize capital gains distributions as part of a tax management strategy. The successful application of this method is intended to result in a more tax-efficient fund than would otherwise be the case.

The income objective of the Fund, which is a secondary objective, is achieved almost exclusively from dividend-paying stocks held by the Fund. However, not all stocks held by the Fund pay dividends.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of current income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Capital Gains Risk

If the Fund experiences extensive redemptions, the sub-advisor might need to sell some stocks, which could create capital gains.

Equity Investments Risk

Equity securities generally are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, ADRs and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risks.

Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in ADRs and U.S. dollar denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values.

Foreign Exposure Risk

The Fund may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, and (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.

Futures Contracts Risk

Futures contracts are a type of derivative investment. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Gains or losses in a derivative may be magnified and may be much greater than the derivatives original cost.

There may be an imperfect correlation between the changes in market value of the securities or other underlying assets held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contract. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Investment Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Large-Capitalization Companies Risk

The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Market Events Risk

Turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide which could adversely affect the Fund.

Market Risk

Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares. The Fund’s equity investments are subject to stock market risk, which involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. If the Fund is forced to sell such holdings to meet redemption requests or other cash needs, the Fund may have to sell them at a loss.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, you will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds.

Securities Selection Risk

Securities selected by the sub-advisor or the Manager for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Value Companies Risk

Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. A value approach could also result in fewer securities that increase rapidly during times of market gains. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s value style could cause the Fund to underperform funds that use a growth or non-value approach to investing or have a broader investment style.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to the Russell 1000® Value Index, which is the Fund’s primary benchmark and is a broad measure of market performance. The Lipper Large-Cap Value Funds Index shows how the Fund’s performance compares to a composite of mutual funds with similar investment objectives.

The performance of the Fund’s Investor Class shares shown in the chart and table below represent the returns achieved by the Class N shares of the Fund’s predecessor from October 31, 2003 to February 3, 2012, and the performance of the Investor Class shares from February 3, 2012 through December 31, 2012. The table below also shows the performance of the Fund’s A Class, C Class, Y Class and Institutional Class shares. The Institutional Class shares of the Fund have adopted the performance history and financial statements of the Class N shares of the Fund's predecessor. Performance for the A Class, C Class, Y Class and Institutional Class shares represents the returns achieved by the Class N shares of the Fund’s predecessor from October 31, 2003 to February 3, 2012, and the performance of each of the Fund’s respective share classes from February 3, 2012 through December 31, 2012. In each case, the newer share classes would have had similar annual returns to the Class N shares because the shares of each class represent investments in the same portfolio securities. However, because the Class N shares had lower expenses than the Fund’s A Class, C Class and Y Class shares now have, its performance was better than the A Class, C Class and Y Class shares would have realized had the A Class, C Class and Y Class shares been in existence since October 31, 2003. Since the Class N shares had higher expenses than the Fund’s Institutional Class shares now have, its returns were lower than the Institutional Class shares would have realized in the same period. The performance of the Fund and its predecessor shown in the bar chart below do not reflect sales charges. If sales charges were reflected, returns would be lower. You may obtain updated performance information on the Funds’ website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americanbeaconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Investor Class shares Year-By-Year Percentage Returns as of 12/31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance of the Fund and its predecessor do not reflect sales charges. If sales charges were reflected, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return: (1/1/04 through 12/31/12)	17.07% (3rd Quarter 2009)
Lowest Quarterly Return: (1/1/04 through 12/31/12)	-21.57% (4th Quarter 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account or a 401(k), the after-tax returns do not apply to your situation.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary.
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.76%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.26%
Expense reduction and reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.04%)
Total annual fund operating expenses after expense reduction and reimbursement	rr_NetExpensesOverAssets	1.22%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	606
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,115
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,514
Annual Return 2004	rr_AnnualReturn2004	15.15%	[2]
Annual Return 2005	rr_AnnualReturn2005	11.62%	[2]
Annual Return 2006	rr_AnnualReturn2006	18.52%	[2]
Annual Return 2007	rr_AnnualReturn2007	4.49%	[2]
Annual Return 2008	rr_AnnualReturn2008	(36.83%)	[2]
Annual Return 2009	rr_AnnualReturn2009	24.92%	[2]
Annual Return 2010	rr_AnnualReturn2010	14.51%	[2]
Annual Return 2011	rr_AnnualReturn2011	2.33%	[2]
Annual Return 2012	rr_AnnualReturn2012	17.68%	[2]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.57%)
1 Year	rr_AverageAnnualReturnYear01	17.68%	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	1.70%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.01%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 3, 2012	[3],[4]
A Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.46%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.21%
Expense reduction and reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)
Total annual fund operating expenses after expense reduction and reimbursement	rr_NetExpensesOverAssets	1.34%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	704
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,148
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,908
1 Year	rr_AverageAnnualReturnYear01	10.80%	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	0.48%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.30%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 3, 2012	[3],[4]
C Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	5.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.81%
Expense reduction and reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.72%)
Total annual fund operating expenses after expense reduction and reimbursement	rr_NetExpensesOverAssets	2.09%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	312
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,588
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,915
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,028
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	212
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,588
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,915
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	6,028
1 Year	rr_AverageAnnualReturnYear01	15.96%	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	1.58%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.93%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 3, 2012	[3],[4]
Y Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	3.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.75%
Expense reduction and reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.81%)
Total annual fund operating expenses after expense reduction and reimbursement	rr_NetExpensesOverAssets	0.94%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	887
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,698
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,814
1 Year	rr_AverageAnnualReturnYear01	17.98%	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	1.75%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.04%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 3, 2012	[3],[4]
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.73%
Expense reduction and reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.89%)
Total annual fund operating expenses after expense reduction and reimbursement	rr_NetExpensesOverAssets	0.84%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	458
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,966
1 Year	rr_AverageAnnualReturnYear01	18.06%	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	1.77%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.04%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2012	[3],[4]
After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.38%	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	1.42%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.72%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 3, 2012	[3],[4]
After Taxes on Distributions and Sales | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.90%	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	1.39%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.11%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 3, 2012	[3],[4]
Russell 1000® Value Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)	[3],[4]
1 Year	rr_AverageAnnualReturnYear01	17.51%	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	0.59%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.87%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003	[3],[4]
Lipper Large-Cap Value Funds Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)	[3],[4]
1 Year	rr_AverageAnnualReturnYear01	15.87%	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	0.17%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003	[3],[4]

[1]	The Manager has contractually agreed to reduce and/or reimburse the A Class, C Class, Y Class, Institutional Class and Investor Class of the Fund for Other Expenses through April 30, 2014, to the extent that Total Annual Fund Operating Expenses for the Fund exceed 1.34%, 2.09%, 0.94%, 0.84% and 1.22% for the A Class, C Class, Y Class, Institutional Class and Investor Class, respectively (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can be changed by approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.
[2]	The bar chart previously reflected the performance of the Fund's Institutional Class shares. The bar chart currently shows the performance of the Fund's Investor Class shares for consistency with disclosures included in the Fund's annual report to shareholders for the period ended December 31, 2012.
[3]	After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account or a 401(k), the after-tax returns do not apply to your situation.
[4]	The table previously reflected the after-tax return of the Fund's Institutional Class shares. The table currently shows the after-tax return of the Fund's Investor Class shares for consistency with disclosures included in the Fund's annual report to shareholders for the period ended December 31, 2012.

American Beacon Holland Large Cap Growth Fund | American Beacon Holland Large Cap Growth Fund
American Beacon Holland Large Cap Growth FundSM
Investment Objective
The Fund primarily seeks long-term growth of capital.
The receipt of dividend income is a secondary consideration.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in the A Class shares of the American Beacon Funds. More information about these and other discounts is available from your financial professional and in “Choosing Your Share Class” on page 31 of the Prospectus and “Additional Purchase and Sale Information for A Class Shares” on page 35 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Beacon Holland Large Cap Growth Fund	A Class	C Class	Y Class	Institutional Class	Investor Class
Maximum sales charge imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	none	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Beacon Holland Large Cap Growth Fund		A Class	C Class	Y Class	Institutional Class	Investor Class
Management fees		0.54%	0.54%	0.54%	0.54%	0.54%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none	none	none
Other expenses		1.94%	4.63%	9.64%	0.78%	0.90%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	[1]	2.74%	6.18%	10.19%	1.33%	1.45%
Expense reduction and reimbursement		1.34%	4.03%	9.19%	0.43%	0.17%
Total annual fund operating expenses after expense reduction and reimbursement	[2]	1.40%	2.15%	1.00%	0.90%	1.28%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Manager has contractually agreed to reduce and/or reimburse the A Class, C Class, Y Class, Institutional Class and Investor Class of the Fund for Other Expenses through April 30, 2014, to the extent that Total Annual Fund Operating Expenses for the Fund exceed 1.39%, 2.14%, 0.99%, 0.89% and 1.27% for the A Class, C Class, Y Class, Institutional Class and Investor Class, respectively (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can be changed by approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example American Beacon Holland Large Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Class	709	1,257	1,829	3,377
C Class	318	1,474	2,701	5,643
Y Class	102	2,113	3,921	7,681
Institutional Class	92	379	688	1,564
Investor Class	130	442	776	1,720

Assuming no redemption of shares:
Expense Example No Redemption American Beacon Holland Large Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
C Class	218	1,474	2,701	5,643

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in equity securities of large-capitalization growth companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities of large market capitalization companies at the time of purchase.

The Fund considers large market capitalization companies to be companies that have market capitalizations within the market capitalizations of the companies in the Russell 1000® Index at the time of investment. The Russell 1000 Index measures the performance of approximately 1,000 of the largest U.S. companies based on total market capitalization. As of December 31, 2012, the market capitalizations of the companies in the Russell 1000 Index ranged from $0.3 billion to $498 billion.

In pursuing its investment objective, the Fund maintains a diversified portfolio of equity securities of companies that the Fund’s sub-advisor, Holland Capital Management LLC, regards as high quality companies based on earnings growth faster than the general market, reasonable valuations, strong financial condition, strong management and superior industry positions. Equity securities include common stocks, preferred stocks, securities convertible into common stock, U.S. dollar denominated foreign stock traded on U.S. exchanges, real estate investment trusts (“REITs”) and American Depositary Receipts (“ADRs”). The Fund invests primarily in U.S. companies. The Fund may invest up to 20% of its total assets in securities of foreign issuers that exhibit the growth characteristics mentioned above.

The Fund may also invest cash balances in other investment companies including money market funds and may purchase and sell futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of current income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Equity Investments Risk

Equity securities generally are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, U.S. dollar-denominated foreign stocks traded on U.S. exchanges, REITs and ADRs. Investing in such securities may expose the Fund to additional risks.

Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities.

Foreign Exposure Risk

The Fund may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, and (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.

Futures Contracts Risk

Futures contracts are a type of derivative investment. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Gains or losses in a derivative may be magnified and may be much greater than the derivatives original cost.

There may be an imperfect correlation between the changes in market value of the securities or other underlying assets held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contract. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Growth Companies Risk

Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks may lack the dividend yield that can cushion stock prices in market downturns. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s growth style could cause the Fund to underperform funds that use a value or non-growth approach to investing or have a broader investment style.

Investment Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Large Capitalization Companies Risk

The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Market Events Risk

Turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide which could adversely affect the Fund.

Market Risk

Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares. The Fund’s equity investments are subject to stock market risk, which involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. If the Fund is forced to sell such holdings to meet redemption requests or other cash needs, the Fund may have to sell them at a loss.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, you will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds.

Securities Selection Risk

Securities selected by the sub-advisor or the Manager for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Fund Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to the Russell 1000® Growth Index, a broad measure of market performance.

The Investor Class, A Class and Institutional Class shares of the Fund have adopted the performance history and financial statements of the Investor Shares, A Shares and Institutional Shares, respectively, of the Fund’s predecessor. The performance of the Fund’s Investor Class shown in the chart and table below represents the returns achieved by the Investor Shares of the Fund’s predecessor from December 31, 2002 to March 23, 2012, and the performance of the Investor Class shares from March 23, 2012 through December 31, 2012. The table also shows the performance of the A Class, Institutional Class, C Class and Y Class shares of the Fund. The performance shown for the A Class and Institutional Class shares of the Fund represents: (1) the returns achieved by the Investor Shares of the Fund’s predecessor from December 31, 2002 to February 1, 2010 and March 1, 2010, the inception dates of the predecessor Fund’s A Shares and Institutional Shares, respectively; (2) the performance of the predecessor Fund’s A Shares and Institutional Shares from inception to March 23, 2012; and (3) the performance of the Fund’s A Class and Institutional Class shares from March 23, 2012 through December 31, 2012. Returns shown for the Fund’s C Class and Y Class shares represent the returns achieved by the Investor Shares of the predecessor Fund from December 31, 2002 to March 23, 2012 and the performance of the C Class and Y Class shares respectively, from March 23, 2012 through December 31, 2012. In each case, the newer share classes would have had similar annual returns to the predecessor Fund’s Investor Shares, A Shares and Institutional Shares because the shares of each class represent investments in the same portfolio securities. However, because the Investor Shares had lower expenses than the Fund’s A Class and C Class now have, its performance was better than the A Class and C Class would have realized had the A Class and C Class shares been in existence since December 31, 2002. Since the Investor Shares had higher expenses than the Fund’s Institutional Class and Y Class now have, its performance was lower than the Institutional Class and Y Class would have realized in the same period. The performance of the Fund and the Fund’s predecessor shown in the bar chart below do not reflect sales charges. If sales charges were reflected, returns would be lower. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar year total returns for Investor Class shares Year-By-Year Percentage Returns as of 12/31 of Each Year

Highest Quarterly Return: (1/1/03 through 12/31/12)	17.07% (2nd Quarter 2009)
Lowest Quarterly Return: (1/1/03 through 12/31/12)	-21.57% (4th Quarter 2008)

Average Annual Total Returns For the periods ended December 31, 2012
Average Annual Returns American Beacon Holland Large Cap Growth Fund		Label	1 Year	5 Years	10 Years	Inception Date
Investor Class	[1]		12.18%	3.68%	6.86%	Apr 29, 1996
Investor Class After Taxes on Distributions	[1]		11.30%	3.38%	6.59%	Apr 29, 1996
Investor Class After Taxes on Distributions and Sales	[1]		9.11%	3.14%	6.01%	Apr 29, 1996
A Class	[1]		5.62%	2.42%	6.22%	Feb 1, 2010
C Class	[1]		10.39%	3.52%	6.78%	Mar 23, 2012
Y Class	[1]		12.41%	3.78%	6.92%	Mar 23, 2012
Institutional Class	[1]		12.57%	3.81%	6.93%	Mar 1, 2010
Russell 1000® Growth Index	[1]	(reflects no deduction for fees, expenses or taxes)	15.26%	3.12%	7.52%
Lipper Large-Cap Growth Funds Index	[1]	(reflects no deduction for fees, expenses or taxes)	15.92%	1.01%	6.39%
[1]	After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account or a 401(k), the after-tax returns do not apply to your situation.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Beacon Holland Large Cap Growth FundSM
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund primarily seeks long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The receipt of dividend income is a secondary consideration.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in the A Class shares of the American Beacon Funds. More information about these and other discounts is available from your financial professional and in “Choosing Your Share Class” on page 31 of the Prospectus and “Additional Purchase and Sale Information for A Class Shares” on page 35 of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in the A Class shares of the American Beacon Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption of shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in equity securities of large-capitalization growth companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities of large market capitalization companies at the time of purchase.

The Fund considers large market capitalization companies to be companies that have market capitalizations within the market capitalizations of the companies in the Russell 1000® Index at the time of investment. The Russell 1000 Index measures the performance of approximately 1,000 of the largest U.S. companies based on total market capitalization. As of December 31, 2012, the market capitalizations of the companies in the Russell 1000 Index ranged from $0.3 billion to $498 billion.

In pursuing its investment objective, the Fund maintains a diversified portfolio of equity securities of companies that the Fund’s sub-advisor, Holland Capital Management LLC, regards as high quality companies based on earnings growth faster than the general market, reasonable valuations, strong financial condition, strong management and superior industry positions. Equity securities include common stocks, preferred stocks, securities convertible into common stock, U.S. dollar denominated foreign stock traded on U.S. exchanges, real estate investment trusts (“REITs”) and American Depositary Receipts (“ADRs”). The Fund invests primarily in U.S. companies. The Fund may invest up to 20% of its total assets in securities of foreign issuers that exhibit the growth characteristics mentioned above.

The Fund may also invest cash balances in other investment companies including money market funds and may purchase and sell futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities of large market capitalization companies at the time of purchase.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of current income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Equity Investments Risk

Equity securities generally are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, U.S. dollar-denominated foreign stocks traded on U.S. exchanges, REITs and ADRs. Investing in such securities may expose the Fund to additional risks.

Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities.

Foreign Exposure Risk

The Fund may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, and (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.

Futures Contracts Risk

Futures contracts are a type of derivative investment. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Gains or losses in a derivative may be magnified and may be much greater than the derivatives original cost.

There may be an imperfect correlation between the changes in market value of the securities or other underlying assets held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contract. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Growth Companies Risk

Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks may lack the dividend yield that can cushion stock prices in market downturns. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s growth style could cause the Fund to underperform funds that use a value or non-growth approach to investing or have a broader investment style.

Investment Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Large Capitalization Companies Risk

The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Market Events Risk

Turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide which could adversely affect the Fund.

Market Risk

Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares. The Fund’s equity investments are subject to stock market risk, which involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. If the Fund is forced to sell such holdings to meet redemption requests or other cash needs, the Fund may have to sell them at a loss.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, you will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds.

Securities Selection Risk

Securities selected by the sub-advisor or the Manager for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to the Russell 1000® Growth Index, a broad measure of market performance.

The Investor Class, A Class and Institutional Class shares of the Fund have adopted the performance history and financial statements of the Investor Shares, A Shares and Institutional Shares, respectively, of the Fund’s predecessor. The performance of the Fund’s Investor Class shown in the chart and table below represents the returns achieved by the Investor Shares of the Fund’s predecessor from December 31, 2002 to March 23, 2012, and the performance of the Investor Class shares from March 23, 2012 through December 31, 2012. The table also shows the performance of the A Class, Institutional Class, C Class and Y Class shares of the Fund. The performance shown for the A Class and Institutional Class shares of the Fund represents: (1) the returns achieved by the Investor Shares of the Fund’s predecessor from December 31, 2002 to February 1, 2010 and March 1, 2010, the inception dates of the predecessor Fund’s A Shares and Institutional Shares, respectively; (2) the performance of the predecessor Fund’s A Shares and Institutional Shares from inception to March 23, 2012; and (3) the performance of the Fund’s A Class and Institutional Class shares from March 23, 2012 through December 31, 2012. Returns shown for the Fund’s C Class and Y Class shares represent the returns achieved by the Investor Shares of the predecessor Fund from December 31, 2002 to March 23, 2012 and the performance of the C Class and Y Class shares respectively, from March 23, 2012 through December 31, 2012. In each case, the newer share classes would have had similar annual returns to the predecessor Fund’s Investor Shares, A Shares and Institutional Shares because the shares of each class represent investments in the same portfolio securities. However, because the Investor Shares had lower expenses than the Fund’s A Class and C Class now have, its performance was better than the A Class and C Class would have realized had the A Class and C Class shares been in existence since December 31, 2002. Since the Investor Shares had higher expenses than the Fund’s Institutional Class and Y Class now have, its performance was lower than the Institutional Class and Y Class would have realized in the same period. The performance of the Fund and the Fund’s predecessor shown in the bar chart below do not reflect sales charges. If sales charges were reflected, returns would be lower. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americanbeaconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Investor Class shares Year-By-Year Percentage Returns as of 12/31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance of the Fund and the Fund’s predecessor shown in the bar chart below do not reflect sales charges. If sales charges were reflected, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return: (1/1/03 through 12/31/12)	17.07% (2nd Quarter 2009)
Lowest Quarterly Return: (1/1/03 through 12/31/12)	-21.57% (4th Quarter 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account or a 401(k), the after-tax returns do not apply to your situation.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary.
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.90%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.45%	[1]
Expense reduction and reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Total annual fund operating expenses after expense reduction and reimbursement	rr_NetExpensesOverAssets	1.28%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	442
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	776
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,720
Annual Return 2003	rr_AnnualReturn2003	27.66%
Annual Return 2004	rr_AnnualReturn2004	11.21%
Annual Return 2005	rr_AnnualReturn2005	(0.80%)
Annual Return 2006	rr_AnnualReturn2006	5.23%
Annual Return 2007	rr_AnnualReturn2007	9.49%
Annual Return 2008	rr_AnnualReturn2008	(34.83%)
Annual Return 2009	rr_AnnualReturn2009	39.07%
Annual Return 2010	rr_AnnualReturn2010	14.03%
Annual Return 2011	rr_AnnualReturn2011	3.33%
Annual Return 2012	rr_AnnualReturn2012	12.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.57%)
1 Year	rr_AverageAnnualReturnYear01	12.18%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.68%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.86%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 1996	[3]
A Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.94%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.74%	[1]
Expense reduction and reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.34%)
Total annual fund operating expenses after expense reduction and reimbursement	rr_NetExpensesOverAssets	1.40%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	709
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,257
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,829
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,377
1 Year	rr_AverageAnnualReturnYear01	5.62%	[3]
5 Years	rr_AverageAnnualReturnYear05	2.42%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.22%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2010	[3]
C Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	4.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.18%	[1]
Expense reduction and reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.03%)
Total annual fund operating expenses after expense reduction and reimbursement	rr_NetExpensesOverAssets	2.15%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	318
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,474
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,701
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,643
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,474
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,701
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,643
1 Year	rr_AverageAnnualReturnYear01	10.39%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.52%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.78%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 23, 2012	[3]
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.78%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%	[1]
Expense reduction and reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)
Total annual fund operating expenses after expense reduction and reimbursement	rr_NetExpensesOverAssets	0.90%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	379
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	688
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,564
1 Year	rr_AverageAnnualReturnYear01	12.57%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.81%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.93%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2010	[3]
Y Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	9.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	10.19%	[1]
Expense reduction and reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(9.19%)
Total annual fund operating expenses after expense reduction and reimbursement	rr_NetExpensesOverAssets	1.00%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,921
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 7,681
1 Year	rr_AverageAnnualReturnYear01	12.41%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.78%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.92%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 23, 2012	[3]
After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.30%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.38%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.59%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 1996	[3]
After Taxes on Distributions and Sales | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.11%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.14%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.01%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 1996	[3]
Russell 1000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)	[3]
1 Year	rr_AverageAnnualReturnYear01	15.26%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.12%	[3]
10 Years	rr_AverageAnnualReturnYear10	7.52%	[3]
Lipper Large-Cap Growth Funds Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)	[3]
1 Year	rr_AverageAnnualReturnYear01	15.92%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.01%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.39%	[3]

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Manager has contractually agreed to reduce and/or reimburse the A Class, C Class, Y Class, Institutional Class and Investor Class of the Fund for Other Expenses through April 30, 2014, to the extent that Total Annual Fund Operating Expenses for the Fund exceed 1.39%, 2.14%, 0.99%, 0.89% and 1.27% for the A Class, C Class, Y Class, Institutional Class and Investor Class, respectively (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can be changed by approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.
[3]	After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account or a 401(k), the after-tax returns do not apply to your situation.

American Beacon Stephens Small Cap Growth Fund | American Beacon Stephens Small Cap Growth Fund
American Beacon Stephens Small Cap GrowthFundSM
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in the A Class shares of the American Beacon Funds. More information about these and other discounts is available from your financial professional and in “Choosing Your Share Class” on page 31 of the Prospectus and “Additional Purchase and Sale Information for A Class Shares” on page 35 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Beacon Stephens Small Cap Growth Fund	A Class	C Class	Y Class	Institutional Class	Investor Class
Maximum sales charge imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	none	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Beacon Stephens Small Cap Growth Fund		A Class	C Class	Y Class	Institutional Class	Investor Class
Management fees		0.72%	0.72%	0.72%	0.72%	0.72%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none	none	none
Other expenses		1.11%	4.43%	1.33%	0.48%	0.84%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%	0.02%
Total annual fund operating expenses	[1]	2.10%	6.17%	2.07%	1.22%	1.58%
Expense reduction and reimbursement		0.49%	3.81%	0.86%	0.11%	0.21%
Total annual fund operating expenses after expense reduction and reimbursement	[2]	1.61%	2.36%	1.21%	1.11%	1.37%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Manager has contractually agreed to reduce and/or reimburse the A Class, C Class, Y Class, Institutional Class, and Investor Class of the Fund for Other Expenses through April 30, 2014 to the extent that Total Annual Fund Operating Expenses for the Fund exceed 1.59%, 2.34%, 1.19%, 1.09% and 1.35% for the A Class, C Class, Y Class, Institutional Class, and Investor Class, respectively (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can be changed by approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example American Beacon Stephens Small Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Class	729	1,151	1,597	2,831
C Class	339	1,491	2,714	5,649
Y Class	123	565	1,034	2,332
Institutional Class	113	376	659	1,466
Investor Class	139	478	840	1,861

Assuming no redemption of shares:
Expense Example No Redemption American Beacon Stephens Small Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
C Class	239	1,491	2,714	5,649

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small capitalization companies. The Fund considers a company to be a small-cap company if it has a market capitalization, at the time of investment, of $3 billion or less.

Most of the assets of the Fund are invested in U.S. common stocks the sub-advisor, Stephens Investment Management Group, LLC (“SIMG”), believes have clear indicators of future earnings growth, or that demonstrate other potential for growth of capital. The Fund may invest in other securities, including preferred stock, securities convertible into common stock, U.S dollar denominated foreign stock traded on U.S. exchanges, American Depositary Receipts (“ADRs”) and real estate investment trusts (“REITs”). In selecting companies for the Fund, SIMG employs quantitative analysis and fundamental research with a focus on earnings growth. SIMG will sell a security when appropriate and consistent with the Fund’s investment objectives and policies.

The Fund may also invest cash balances in money market funds and may lend its securities to broker-dealers and other institutions to earn additional income.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Equity Investments Risk

Equity securities generally are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stocks, U.S. dollar-denominated foreign stock traded on U.S. exchanges, REITs, and ADRs. Investing in such securities may expose the Fund to additional risks.

Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values.

Foreign Exposure Risk

The Fund may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, and (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.

Growth Companies Risk

Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s growth style could cause the Fund to underperform funds that use a value or non-growth approach to investing or have a broader investment style.

Investment Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Market Events Risk

Turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide which could adversely affect the Fund.

Market Risk

Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares. The Fund’s equity investments are subject to stock market risk, which involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. If the Fund is forced to sell such holdings to meet redemption requests or other cash needs, the Fund may have to sell them at a loss.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, you will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds.

Securities Lending Risk

To the extent the Fund lends its securities, it may be subject to the following risk. Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Securities Selection Risk

Securities selected by the sub-advisor or the Manager for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Small Capitalization Companies Risk

Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Fund Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to the Russell 2000® Growth Index, which is the Fund’s primary benchmark and is a broad measure of market performance. In addition, the Fund’s performance is compared to the Standard & Poor’s Composite Stock Index (“S&P 500® Index”), which is the Fund’s secondary index and is provided to offer a broader market perspective.

The Investor Class and Institutional Class shares of the Fund have adopted the performance history and financial statements of the Class A and Class I shares, respectively, of the Fund’s predecessor. The performance of the Fund’s Investor Class shares shown in the chart and table below represents the returns achieved by the Class A shares of the Fund’s predecessor from December 1, 2005 to February 24, 2012 and the performance of the Fund’s Investor Class shares from February 24, 2012 through December 31, 2012. The table below also shows the performance of the A Class, C Class, Y Class and Institutional Class shares of the Fund. The performance shown for the Institutional Class shares of the Fund represents: (1) the returns achieved by the Class A shares of the Fund’s predecessor from December 1, 2005 to August 31, 2006, the inception date of the predecessor Fund’s Class I shares; (2) the performance of the Class I shares from inception to February 24, 2012; and (3) the performance of the Institutional Class shares from February 24, 2012 through December 31, 2012. Returns shown for the Fund’s Y Class, A Class and C Class shares represent the returns achieved by the Class A shares of the Fund’s predecessor from December 1, 2005 to February 24, 2012, and the performance of the Y Class, A Class and C Class shares, respectively, from February 24, 2012 through December 31, 2012. In each case, the newer shares classes would have had similar annual returns to the predecessor Fund’s Class A and Class I shares because the shares of each class represent investments in the same portfolio securities. However, because the Class A shares of the predecessor Fund had higher expenses than the Fund’s Institutional Class and Y Class shares now have, the total returns were lower than the Institutional Class and Y Class shares would have realized had the Institutional Class and Y Class shares been in existence since December 1, 2005. Since the Investor Class shares had lower expenses than the Fund’s A Class and C Class shares now have, its performance was better than the performance of the A Class and C Class shares would have realized in the same period. The performance of the Fund and the Fund’s predecessor shown in the bar chart below do not include sales charges. If sales charges were reflected, returns would be lower. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar year total returns for Investor Class shares Year-By-Year Percentage Returns as of 12/31 of Each Year

Highest Quarterly Return: (12/1/05 through 12/31/12)	23.02% (2nd Quarter 2009)
Lowest Quarterly Return: (12/1/05 through 12/31/12)	-25.54% (4th Quarter 2008)

Average Annual Total Returns For the periods ended December 31, 2012
Average Annual Returns American Beacon Stephens Small Cap Growth Fund		Label	1 Year	5 Years	Since Inception	Inception Date
Investor Class	[1]		15.92%	3.91%	5.47%	Dec 1, 2005
Investor Class After Taxes on Distributions	[1]		14.81%	3.43%	5.13%	Dec 1, 2005
Investor Class After Taxes on Distributions and Sales	[1]		11.81%	3.33%	4.73%	Dec 1, 2005
A Class	[1]		9.07%	2.66%	4.57%	Feb 24, 2012
C Class	[1]		14.04%	3.75%	5.36%	Feb 24, 2012
Y Class	[1]		16.19%	3.96%	5.51%	Feb 24, 2012
Institutional Class	[1]		16.23%	4.17%	6.79%	Aug 31, 2006
Russell 2000® Growth Index	[1]	(reflects no deduction for fees, expenses or taxes)	14.59%	3.49%	5.26%	Dec 1, 2005
Lipper Small-Cap Growth Funds Index	[1]	(reflects no deduction for fees, expenses or taxes)	14.95%	2.09%	4.27%	Dec 1, 2005
S&P 500 Index	[1]	(reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	4.07%	Dec 1, 2005
[1]	After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account or a 401(k), the after-tax returns do not apply to your situation.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Beacon Stephens Small Cap GrowthFundSM
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in the A Class shares of the American Beacon Funds. More information about these and other discounts is available from your financial professional and in “Choosing Your Share Class” on page 31 of the Prospectus and “Additional Purchase and Sale Information for A Class Shares” on page 35 of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in the A Class shares of the American Beacon Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption of shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small capitalization companies. The Fund considers a company to be a small-cap company if it has a market capitalization, at the time of investment, of $3 billion or less.

Most of the assets of the Fund are invested in U.S. common stocks the sub-advisor, Stephens Investment Management Group, LLC (“SIMG”), believes have clear indicators of future earnings growth, or that demonstrate other potential for growth of capital. The Fund may invest in other securities, including preferred stock, securities convertible into common stock, U.S dollar denominated foreign stock traded on U.S. exchanges, American Depositary Receipts (“ADRs”) and real estate investment trusts (“REITs”). In selecting companies for the Fund, SIMG employs quantitative analysis and fundamental research with a focus on earnings growth. SIMG will sell a security when appropriate and consistent with the Fund’s investment objectives and policies.

The Fund may also invest cash balances in money market funds and may lend its securities to broker-dealers and other institutions to earn additional income.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Equity Investments Risk

Equity securities generally are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stocks, U.S. dollar-denominated foreign stock traded on U.S. exchanges, REITs, and ADRs. Investing in such securities may expose the Fund to additional risks.

Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values.

Foreign Exposure Risk

The Fund may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, and (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.

Growth Companies Risk

Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s growth style could cause the Fund to underperform funds that use a value or non-growth approach to investing or have a broader investment style.

Investment Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Market Events Risk

Turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide which could adversely affect the Fund.

Market Risk

Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares. The Fund’s equity investments are subject to stock market risk, which involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. If the Fund is forced to sell such holdings to meet redemption requests or other cash needs, the Fund may have to sell them at a loss.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, you will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds.

Securities Lending Risk

To the extent the Fund lends its securities, it may be subject to the following risk. Borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Securities Selection Risk

Securities selected by the sub-advisor or the Manager for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Small Capitalization Companies Risk

Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, the securities of these companies may lack sufficient market liquidity and they can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to the Russell 2000® Growth Index, which is the Fund’s primary benchmark and is a broad measure of market performance. In addition, the Fund’s performance is compared to the Standard & Poor’s Composite Stock Index (“S&P 500® Index”), which is the Fund’s secondary index and is provided to offer a broader market perspective.

The Investor Class and Institutional Class shares of the Fund have adopted the performance history and financial statements of the Class A and Class I shares, respectively, of the Fund’s predecessor. The performance of the Fund’s Investor Class shares shown in the chart and table below represents the returns achieved by the Class A shares of the Fund’s predecessor from December 1, 2005 to February 24, 2012 and the performance of the Fund’s Investor Class shares from February 24, 2012 through December 31, 2012. The table below also shows the performance of the A Class, C Class, Y Class and Institutional Class shares of the Fund. The performance shown for the Institutional Class shares of the Fund represents: (1) the returns achieved by the Class A shares of the Fund’s predecessor from December 1, 2005 to August 31, 2006, the inception date of the predecessor Fund’s Class I shares; (2) the performance of the Class I shares from inception to February 24, 2012; and (3) the performance of the Institutional Class shares from February 24, 2012 through December 31, 2012. Returns shown for the Fund’s Y Class, A Class and C Class shares represent the returns achieved by the Class A shares of the Fund’s predecessor from December 1, 2005 to February 24, 2012, and the performance of the Y Class, A Class and C Class shares, respectively, from February 24, 2012 through December 31, 2012. In each case, the newer shares classes would have had similar annual returns to the predecessor Fund’s Class A and Class I shares because the shares of each class represent investments in the same portfolio securities. However, because the Class A shares of the predecessor Fund had higher expenses than the Fund’s Institutional Class and Y Class shares now have, the total returns were lower than the Institutional Class and Y Class shares would have realized had the Institutional Class and Y Class shares been in existence since December 1, 2005. Since the Investor Class shares had lower expenses than the Fund’s A Class and C Class shares now have, its performance was better than the performance of the A Class and C Class shares would have realized in the same period. The performance of the Fund and the Fund’s predecessor shown in the bar chart below do not include sales charges. If sales charges were reflected, returns would be lower. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americanbeaconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Investor Class shares Year-By-Year Percentage Returns as of 12/31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance of the Fund and the Fund’s predecessor shown in the bar chart below do not include sales charges. If sales charges were reflected, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return: (12/1/05 through 12/31/12)	23.02% (2nd Quarter 2009)
Lowest Quarterly Return: (12/1/05 through 12/31/12)	-25.54% (4th Quarter 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2012
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance of the Fund and the Fund’s predecessor shown in the bar chart below do not include sales charges. If sales charges were reflected, returns would be lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account or a 401(k), the after-tax returns do not apply to your situation.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary.
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.84%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.58%	[1]
Expense reduction and reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Total annual fund operating expenses after expense reduction and reimbursement	rr_NetExpensesOverAssets	1.37%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	139
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	478
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	840
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,861
Annual Return 2006	rr_AnnualReturn2006	7.01%
Annual Return 2007	rr_AnnualReturn2007	14.23%
Annual Return 2008	rr_AnnualReturn2008	(40.20%)
Annual Return 2009	rr_AnnualReturn2009	36.25%
Annual Return 2010	rr_AnnualReturn2010	26.37%
Annual Return 2011	rr_AnnualReturn2011	1.50%
Annual Return 2012	rr_AnnualReturn2012	15.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.54%)
1 Year	rr_AverageAnnualReturnYear01	15.92%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.91%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.47%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005	[3]
A Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.10%	[1]
Expense reduction and reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)
Total annual fund operating expenses after expense reduction and reimbursement	rr_NetExpensesOverAssets	1.61%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	729
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,151
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,597
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,831
1 Year	rr_AverageAnnualReturnYear01	9.07%	[3]
5 Years	rr_AverageAnnualReturnYear05	2.66%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 2012	[3]
C Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	4.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.17%	[1]
Expense reduction and reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.81%)
Total annual fund operating expenses after expense reduction and reimbursement	rr_NetExpensesOverAssets	2.36%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	339
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,491
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,714
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,649
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	239
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,491
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,714
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,649
1 Year	rr_AverageAnnualReturnYear01	14.04%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.75%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.36%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 2012	[3]
Y Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.07%	[1]
Expense reduction and reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.86%)
Total annual fund operating expenses after expense reduction and reimbursement	rr_NetExpensesOverAssets	1.21%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	565
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,034
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,332
1 Year	rr_AverageAnnualReturnYear01	16.19%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.96%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.51%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 2012	[3]
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%	[1]
Expense reduction and reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total annual fund operating expenses after expense reduction and reimbursement	rr_NetExpensesOverAssets	1.11%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	376
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	659
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,466
1 Year	rr_AverageAnnualReturnYear01	16.23%	[3]
5 Years	rr_AverageAnnualReturnYear05	4.17%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.79%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006	[3]
After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.81%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.43%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.13%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005	[3]
After Taxes on Distributions and Sales | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.81%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.33%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.73%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005	[3]
Russell 2000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)	[3]
1 Year	rr_AverageAnnualReturnYear01	14.59%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.49%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.26%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005	[3]
Lipper Small-Cap Growth Funds Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)	[3]
1 Year	rr_AverageAnnualReturnYear01	14.95%	[3]
5 Years	rr_AverageAnnualReturnYear05	2.09%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005	[3]
S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)	[3]
1 Year	rr_AverageAnnualReturnYear01	16.00%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.07%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005	[3]

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Manager has contractually agreed to reduce and/or reimburse the A Class, C Class, Y Class, Institutional Class, and Investor Class of the Fund for Other Expenses through April 30, 2014 to the extent that Total Annual Fund Operating Expenses for the Fund exceed 1.59%, 2.34%, 1.19%, 1.09% and 1.35% for the A Class, C Class, Y Class, Institutional Class, and Investor Class, respectively (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can be changed by approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.
[3]	After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account or a 401(k), the after-tax returns do not apply to your situation.

American Beacon Stephens Mid-Cap Growth Fund | American Beacon Stephens Mid-Cap Growth Fund
American Beacon Stephens Mid-Cap Growth FundSM
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in the A Class shares of the American Beacon Funds. More information about these and other discounts is available from your financial professional and in “Choosing Your Share Class” on page 31 of the Prospectus and “Additional Purchase and Sale Information for A Class Shares” on page 35 of the statement of additional information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees American Beacon Stephens Mid-Cap Growth Fund	A Class	C Class	Y Class	Institutional Class	Investor Class
Maximum sales charge imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	none	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Beacon Stephens Mid-Cap Growth Fund		A Class	C Class	Y Class	Institutional Class	Investor Class
Management fees		0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none	none	none
Other expenses	[1]	0.99%	12.95%	3.26%	0.69%	1.08%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses		1.84%	14.55%	3.86%	1.29%	1.68%
Expense reduction and reimbursement		0.34%	12.30%	2.76%	0.29%	0.30%
Total annual fund operating expenses after expense reduction and reimbursement	[2]	1.50%	2.25%	1.10%	1.00%	1.38%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Manager has contractually agreed to reduce and/or reimburse the A Class, C Class, Y Class, Institutional Class, and Investor Class of the Fund for Other Expenses through April 30, 2014 to the extent that Total Annual Fund Operating Expenses for the Fund exceed 1.49%, 2.24%, 1.99%, 0.09% and 1.37% for the A Class, C Class, Y Class, Institutional Class, and Investor Class, respectively (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can be changed by approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example American Beacon Stephens Mid-Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Class	719	1,089	1,483	2,583
C Class	328	2,940	5,158	9,096
Y Class	112	923	1,753	3,913
Institutional Class	102	381	680	1,531
Investor Class	141	501	885	1,962

Assuming no redemption of shares:
Expense Example No Redemption American Beacon Stephens Mid-Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
C Class	228	2,940	5,158	9,096

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium capitalization companies. The Fund considers a company to be a medium capitalization company if it has a market capitalization, at the time of investment, between $1 billion and the market capitalization of the largest company in the Russell Midcap® Index, which was $25.0 billion as of December 31, 2012.

Most of the assets of the Fund are invested in U.S. common stocks Stephens Investment Management Group, LLC (“SIMG”) believes have clear indicators of future earnings growth, or that demonstrate other potential for growth of capital. The Fund may invest in other securities, including preferred stock, securities convertible into common stock, U.S dollar denominated foreign stock traded on U.S. exchanges, American Depositary Receipts (“ADRs”) and real estate investment trusts (“REITs”). In selecting companies for the Fund, SIMG employs quantitative analysis and fundamental research with a focus on earnings growth. SIMG will sell a security when appropriate and consistent with the Fund’s investment objectives and policies.

The Fund may also invest cash balances in other investment companies, including money market funds.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Equity Investments Risk

Equity securities generally are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stocks, U.S. dollar-denominated foreign stocks traded on U.S. exchanges, REITs, and ADRs. Investing in such securities may expose the Fund to additional risks.

Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values.

Foreign Exposure Risk

The Fund may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, and (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.

Growth Companies Risk

Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s growth style could cause the Fund to underperform funds that use a value or non-growth approach to investing or have a broader investment style.

Investment Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Market Events Risk

Turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide which could adversely affect the Fund.

Market Risk

Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares. The Fund’s equity investments are subject to stock market risk, which involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. If the Fund is forced to sell such holdings to meet redemption requests or other cash needs, the Fund may have to sell them at a loss.

Mid-Capitalization Companies Risk

Investing in the securities of mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies. Since mid-capitalization companies may have limited operating history, product lines and financial resources, the securities of these companies may lack sufficient market liquidity and can be sensitive to expected changes in interest rates, borrowing costs and earnings.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, you will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds.

Securities Selection Risk

Securities selected by the sub-advisor or the Manager for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Fund Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to the Russell Midcap® Growth Index, which is the Fund’s primary benchmark and is a broad measure of market performance. In addition, the Fund’s performance is compared to the S&P 500®Index, which is the Fund’s secondary index and is provided to offer a broader market perspective.

The Investor Class and Institutional Class shares of the Fund have adopted the performance history and financial statements of the Class A and Class I shares, respectively, of the Fund’s predecessor. The performance of the Fund’s Investor Class shares shown in the chart and table below represents the returns achieved by the Class A shares of the Fund’s predecessor from February 1, 2006 to February 24, 2012, and the performance of the Investor Class from February 24, 2012 through December 31, 2012. The table below also shows the performance of the A Class, C Class, Y Class and Institutional Class shares of the Fund. The performance shown for the Institutional Class shares of the Fund represents: (1) the returns achieved by the Class A Shares of the Fund’s predecessor from February 1, 2006 to August 31, 2006, the inception date of the predecessor Fund’s Class I shares; (2) the performance of the Class I shares from inception to February 24, 2012; and (3) the performance of the Institutional Class shares from February 24, 2012 through December 31, 2012. Returns shown for the Fund’s Y Class, A Class and C Class shares represent the returns achieved by the Class A shares of the Fund’s predecessor from February 1, 2006 to February 24, 2012, and the performance of the Y Class, A Class and C Class shares, respectively, from February 24, 2012 through December 31, 2012. In each case, the newer share classes would have had similar annual returns to the predecessor Fund’s Class A and Class I shares because the shares of each class represent investments in the same portfolio securities. However, because the Class A shares of the predecessor Fund had higher expenses than the Fund’s Institutional Class and Y Class shares now have, the total returns were lower than the Institutional Class and Y Class shares would have realized had the Y Class shares been in existence since February 1, 2006. Since the Investor Class shares had lower expenses than the Fund’s A Class and C Class shares now have, its performance was better than the performance of the A Class and C Class shares would have realized in the same period. The performance of the Fund and the Fund’s predecessor shown in the bar chart below do not include sales charges. If sales charges were reflected, returns would be lower. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar year total returns for Investor Class shares Year-By-Year Percentage Returns as of 12/31 of Each Year

Highest Quarterly Return: (2/1/06 through 12/31/12)	16.31% (3rd Quarter 2009)
Lowest Quarterly Return: (2/1/06 through 12/31/12)	-28.39% (4th Quarter 2008)

Average Annual Total Returns For the periods ended December 31, 2012
Average Annual Returns American Beacon Stephens Mid-Cap Growth Fund		Label	1 Year	5 Years	Since Inception	Inception Date
Investor Class	[1]		14.75%	2.71%	4.89%	Feb 1, 2006
Investor Class After Taxes on Distributions	[1]		14.65%	2.69%	4.88%	Feb 1, 2006
Investor Class After Taxes on Distributions and Sales	[1]		9.72%	2.32%	4.24%	Feb 1, 2006
A Class	[1]		8.15%	1.50%	3.99%	Feb 24, 2012
C Class	[1]		13.26%	2.62%	4.82%	Feb 24, 2012
Y Class	[1]		15.26%	2.80%	4.96%	Feb 24, 2012
Institutional Class	[1]		15.19%	2.99%	7.12%	Aug 31, 2006
Russell Mid-Cap® Growth Index	[1]	(reflects no deduction for fees, expenses or taxes)	15.81%	3.23%	4.59%	Feb 1, 2006
Lipper Mid-Cap Growth Funds Index	[1]	(reflects no deduction for fees, expenses or taxes)	13.37%	1.49%	4.53%	Feb 1, 2006
S&P 500 Index	[1]	(reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	3.78%	Feb 1, 2006
[1]	After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account or a 401(k), the after-tax returns do not apply to your situation.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Beacon Stephens Mid-Cap Growth FundSM
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in the A Class shares of the American Beacon Funds. More information about these and other discounts is available from your financial professional and in “Choosing Your Share Class” on page 31 of the Prospectus and “Additional Purchase and Sale Information for A Class Shares” on page 35 of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in the A Class shares of the American Beacon Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading

Example.

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption of shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium capitalization companies. The Fund considers a company to be a medium capitalization company if it has a market capitalization, at the time of investment, between $1 billion and the market capitalization of the largest company in the Russell Midcap® Index, which was $25.0 billion as of December 31, 2012.

Most of the assets of the Fund are invested in U.S. common stocks Stephens Investment Management Group, LLC (“SIMG”) believes have clear indicators of future earnings growth, or that demonstrate other potential for growth of capital. The Fund may invest in other securities, including preferred stock, securities convertible into common stock, U.S dollar denominated foreign stock traded on U.S. exchanges, American Depositary Receipts (“ADRs”) and real estate investment trusts (“REITs”). In selecting companies for the Fund, SIMG employs quantitative analysis and fundamental research with a focus on earnings growth. SIMG will sell a security when appropriate and consistent with the Fund’s investment objectives and policies.

The Fund may also invest cash balances in other investment companies, including money market funds.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Equity Investments Risk

Equity securities generally are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stocks, U.S. dollar-denominated foreign stocks traded on U.S. exchanges, REITs, and ADRs. Investing in such securities may expose the Fund to additional risks.

Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values.

Foreign Exposure Risk

The Fund may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks trading on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, and (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.

Growth Companies Risk

Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s growth style could cause the Fund to underperform funds that use a value or non-growth approach to investing or have a broader investment style.

Investment Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Market Events Risk

Turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide which could adversely affect the Fund.

Market Risk

Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares. The Fund’s equity investments are subject to stock market risk, which involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. If the Fund is forced to sell such holdings to meet redemption requests or other cash needs, the Fund may have to sell them at a loss.

Mid-Capitalization Companies Risk

Investing in the securities of mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization companies. Since mid-capitalization companies may have limited operating history, product lines and financial resources, the securities of these companies may lack sufficient market liquidity and can be sensitive to expected changes in interest rates, borrowing costs and earnings.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, you will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds.

Securities Selection Risk

Securities selected by the sub-advisor or the Manager for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to the Russell Midcap® Growth Index, which is the Fund’s primary benchmark and is a broad measure of market performance. In addition, the Fund’s performance is compared to the S&P 500®Index, which is the Fund’s secondary index and is provided to offer a broader market perspective.

The Investor Class and Institutional Class shares of the Fund have adopted the performance history and financial statements of the Class A and Class I shares, respectively, of the Fund’s predecessor. The performance of the Fund’s Investor Class shares shown in the chart and table below represents the returns achieved by the Class A shares of the Fund’s predecessor from February 1, 2006 to February 24, 2012, and the performance of the Investor Class from February 24, 2012 through December 31, 2012. The table below also shows the performance of the A Class, C Class, Y Class and Institutional Class shares of the Fund. The performance shown for the Institutional Class shares of the Fund represents: (1) the returns achieved by the Class A Shares of the Fund’s predecessor from February 1, 2006 to August 31, 2006, the inception date of the predecessor Fund’s Class I shares; (2) the performance of the Class I shares from inception to February 24, 2012; and (3) the performance of the Institutional Class shares from February 24, 2012 through December 31, 2012. Returns shown for the Fund’s Y Class, A Class and C Class shares represent the returns achieved by the Class A shares of the Fund’s predecessor from February 1, 2006 to February 24, 2012, and the performance of the Y Class, A Class and C Class shares, respectively, from February 24, 2012 through December 31, 2012. In each case, the newer share classes would have had similar annual returns to the predecessor Fund’s Class A and Class I shares because the shares of each class represent investments in the same portfolio securities. However, because the Class A shares of the predecessor Fund had higher expenses than the Fund’s Institutional Class and Y Class shares now have, the total returns were lower than the Institutional Class and Y Class shares would have realized had the Y Class shares been in existence since February 1, 2006. Since the Investor Class shares had lower expenses than the Fund’s A Class and C Class shares now have, its performance was better than the performance of the A Class and C Class shares would have realized in the same period. The performance of the Fund and the Fund’s predecessor shown in the bar chart below do not include sales charges. If sales charges were reflected, returns would be lower. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americanbeaconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Investor Class shares Year-By-Year Percentage Returns as of 12/31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance of the Fund and the Fund’s predecessor shown in the bar chart below do not include sales charges. If sales charges were reflected, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return: (2/1/06 through 12/31/12)	16.31% (3rd Quarter 2009)
Lowest Quarterly Return: (2/1/06 through 12/31/12)	-28.39% (4th Quarter 2008)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2012
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance of the Fund and the Fund’s predecessor shown in the bar chart below do not include sales charges. If sales charges were reflected, returns would be lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	IndexNoDeductionForFeesExpensesTaxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account or a 401(k), the after-tax returns do not apply to your situation.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary.
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.08%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.68%
Expense reduction and reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Total annual fund operating expenses after expense reduction and reimbursement	rr_NetExpensesOverAssets	1.38%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	141
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	501
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	885
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,962
Annual Return 2007	rr_AnnualReturn2007	24.44%
Annual Return 2008	rr_AnnualReturn2008	(45.89%)
Annual Return 2009	rr_AnnualReturn2009	39.94%
Annual Return 2010	rr_AnnualReturn2010	27.89%
Annual Return 2011	rr_AnnualReturn2011	2.45%
Annual Return 2012	rr_AnnualReturn2012	14.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.39%)
1 Year	rr_AverageAnnualReturnYear01	14.75%	[3]
5 Years	rr_AverageAnnualReturnYear05	2.71%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.89%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2006	[3]
A Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.99%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.84%
Expense reduction and reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)
Total annual fund operating expenses after expense reduction and reimbursement	rr_NetExpensesOverAssets	1.50%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	719
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,089
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,483
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,583
1 Year	rr_AverageAnnualReturnYear01	8.15%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.50%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.99%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 2012	[3]
C Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	12.95%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	14.55%
Expense reduction and reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(12.30%)
Total annual fund operating expenses after expense reduction and reimbursement	rr_NetExpensesOverAssets	2.25%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	328
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,940
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,158
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,096
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,940
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	5,158
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	9,096
1 Year	rr_AverageAnnualReturnYear01	13.26%	[3]
5 Years	rr_AverageAnnualReturnYear05	2.62%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 2012	[3]
Y Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	3.26%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.86%
Expense reduction and reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.76%)
Total annual fund operating expenses after expense reduction and reimbursement	rr_NetExpensesOverAssets	1.10%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	923
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,753
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,913
1 Year	rr_AverageAnnualReturnYear01	15.26%	[3]
5 Years	rr_AverageAnnualReturnYear05	2.80%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.96%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 2012	[3]
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.69%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.29%
Expense reduction and reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total annual fund operating expenses after expense reduction and reimbursement	rr_NetExpensesOverAssets	1.00%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	680
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,531
1 Year	rr_AverageAnnualReturnYear01	15.19%	[3]
5 Years	rr_AverageAnnualReturnYear05	2.99%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	7.12%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006	[3]
After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.65%	[3]
5 Years	rr_AverageAnnualReturnYear05	2.69%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2006	[3]
After Taxes on Distributions and Sales | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.72%	[3]
5 Years	rr_AverageAnnualReturnYear05	2.32%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.24%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2006	[3]
Russell Mid-Cap® Growth Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)	[3]
1 Year	rr_AverageAnnualReturnYear01	15.81%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.23%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.59%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2006	[3]
Lipper Mid-Cap Growth Funds Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)	[3]
1 Year	rr_AverageAnnualReturnYear01	13.37%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.49%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.53%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2006	[3]
S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deduction for fees, expenses or taxes)	[3]
1 Year	rr_AverageAnnualReturnYear01	16.00%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.78%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2006	[3]

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The Manager has contractually agreed to reduce and/or reimburse the A Class, C Class, Y Class, Institutional Class, and Investor Class of the Fund for Other Expenses through April 30, 2014 to the extent that Total Annual Fund Operating Expenses for the Fund exceed 1.49%, 2.24%, 1.99%, 0.09% and 1.37% for the A Class, C Class, Y Class, Institutional Class, and Investor Class, respectively (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can be changed by approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.
[3]	After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account or a 401(k), the after-tax returns do not apply to your situation.